Financial instruments, Derivatives interest rate swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivatives - interest rate swaps [Abstract]
Notional amount	$ 311,590	$ 334,365
Fair value - Financial asset	3,759	0
Fair value - Financial liability	$ 0	11,224
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 37,200	39,600
Fair value - Financial asset	202	0
Fair value - Financial liability	$ 0	1,173
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 37,200	39,600
Fair value - Financial asset	200	0
Fair value - Financial liability	$ 0	1,185
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 25,609	28,176
Fair value - Financial asset	365	0
Fair value - Financial liability	$ 0	1,017
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 24,695	27,262
Fair value - Financial asset	351	0
Fair value - Financial liability	$ 0	982
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 41,120	43,690
Fair value - Financial asset	629	0
Fair value - Financial liability	$ 0	1,509
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 35,539	38,106
Fair value - Financial asset	357	0
Fair value - Financial liability	$ 0	1,162
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 40,478	43,048
Fair value - Financial asset	623	0
Fair value - Financial liability	$ 0	1,504
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 35,717	38,284
Fair value - Financial asset	544	0
Fair value - Financial liability	$ 0	1,339
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 34,033	36,600
Fair value - Financial asset	488	0
Fair value - Financial liability	$ 0	$ 1,353